Borrowings - Debt Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings.
Opening balance - January 1	$ 2,609,090	$ 2,203,209	$ 2,055,878
Additions through business combination		6,457	46,356
Interest expense	256,208	174,876	177,737
Interest paid	(234,567)	(168,285)	(167,938)
Bank loans and bond proceeds received (net of transaction costs)	1,263,272	1,076,063	232,219
Bank loans and bonds repaid	(506,504)	(653,504)	(99,903)
Bank overdraft		3,208
Other transaction costs	(19,911)	(38,597)	(5,561)
Foreign exchange and other movements	(23,186)	5,663	(35,579)
Closing balance - December 31	$ 3,344,402	$ 2,609,090	$ 2,203,209